Income Taxes - Effective Income Tax Rate Reconciliation (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax provision			$ 244	$ 201	$ 69
State income taxes, net of U.S. federal tax benefit			31	10	6
Foreign income tax expense			74	18	50
Foreign losses not subject to U.S. tax			(24)	(24)	(26)
Tax credits			(67)	(67)	(58)
Change in deferred tax asset valuation allowance			(121)	56	(160)
Change in basis difference in foreign subsidiaries			24	18	20
Provision for uncertain tax positions			(19)	(2)	35
Non-deductible equity based compensation			94	0	0
Other, net			2	4	5
Provision (benefit) for income taxes	$ 331	$ 192	$ 238	$ 214	$ (59)